SCHEDULE OF INCOME TAX EXPENSES (Details) - USD ($)	6 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Income Tax Disclosure [Abstract]
Current	$ 8,589,918	$ 15,040,525	$ 23,527,541	$ 22,064,674	$ 8,336,057
Deferred	758,690	745,653	128,885	1,052,812	679,502
Total	$ 9,348,608	$ 15,786,178	$ 23,656,426	$ 23,117,486	$ 9,015,559